INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A full valuation allowance is established against all net deferred tax assets as of December 31, 2022 and 2023 based on estimates of recoverability. While the Company has optimistic plans for its business strategy, it determined that such a valuation allowance was necessary given the current and expected near term losses and the uncertainty with respect to its ability to generate sufficient profits from its business model. Because of the impacts of the valuation allowance, there was no income tax expense or benefit for the years ended December 31, 2022 and 2023.

A reconciliation of the differences between the effective and statutory income tax rates for the years ended December 31, 2022 and 2023 is shown below:

	2022		2023
	Amount	Percent	Amount	Percent

Federal statutory rates	$(221)	21.0%	$(381)	21.0%
State income taxes	(84)	8.0%	(145)	8.0%
Permanent differences	18	(0.2)%	-	-%
Valuation allowance against net deferred tax assets	287	(28.8)%	526	(29.0)%
Effective rate	$-	-%	$-	-%

At December 31, 2022 and 2023, the significant components of the deferred tax assets and liabilities are summarized below:

	2022	2023
Deferred income tax assets:
Net operating loss carryforwards	$604	$857
Amortization of intangibles	37	37
Accrued expenses	463	687
Total deferred income tax assets	1,104	1,581
Less: valuation allowance	(1,104)	(1,581)
Total deferred income tax assets	$-	$-

The valuation allowance increased by $218 and $477 in 2022 and 2023, respectively, as a result of the Company generating additional net operating losses.

The Company has recorded as of December 31, 2022 and 2023 a valuation allowance of $1,104 and $1,581, respectively, as it believes that it is more likely than not that the deferred tax assets will not be realized in future years. Management has based its assessment on the Company’s lack of profitable operating history.

The Company conducts an analysis of its tax positions and has concluded that it has no uncertain tax positions as of December 31, 2022 and 2023.

The Company has net operating loss (“NOL”) carryforwards of approximately $2,000 and are subject to IRS code section 382 limitations. Approximately $9 of the net operating loss carry-forwards begin to expire in 2031 and approximately $2,000 may be carried forward indefinitely. NOL carryforwards may be subject to limitation under Sections 382 of the Internal Revenue Code, and similar state provisions which limit the amount carryforwards that can be utilized to offset future taxable income. In general, an ownership change, as defined by Sections 382, results from transactions increasing ownership of certain stockholders in the stock of the corporation by more than 50 percentage points over a three-year period. The Company does not anticipate performing a complete analysis of the limitation on the annual use of the net operating loss carryforwards until the time that it anticipates it will be able to utilize these tax attributes. This could impose an annual limit or reduction on the Company’s ability to utilize net operating loss carryforwards and could cause U.S. federal income taxes to be paid earlier than otherwise would be paid if such limitations were not in effect. The U.S. federal net operating loss carryforwards are stated before any such anticipated limitations. If a change in ownership were to have occurred, the Company’s NOL carryforwards could be eliminated or restricted.

The 2021, 2022 and 2023 tax years are still subject to audit.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act was enacted on March 27, 2020. Among the business provisions, the CARES Act provided for various payroll tax incentives, changes to net operating loss carryback and carryforward rules, business interest expense limitation increases, and bonus depreciation on qualified improvement property. Additionally, the Consolidated Appropriations Act of 2021 was signed on December 27, 2020 which provided additional COVID relief provisions for businesses. The Company has evaluated the impact of both the Acts and has determined that any impact is not material to its financial statements.